30. COSTS AND EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	$ 412,079,217	$ 412,381,871	$ 391,505,147
Distribution costs	143,276,955	150,913,076	140,617,106
Administrative expenses	31,110,407	31,562,168	31,836,192
Other expense by function	3,037,270	2,067,273	2,897,513
Total expenses	589,503,849	596,924,388	566,855,958
Direct cost
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	382,485,664	385,682,789	365,309,652
Distribution costs	0	0	0
Administrative expenses	0	0	0
Other expense by function	0	0	0
Total expenses	382,485,664	385,682,789	365,309,652
Depreciation and amortization
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	4,567,176	5,005,862	5,331,218
Distribution costs	1,182,185	1,370,580	1,335,181
Administrative expenses	937,885	1,020,423	1,099,652
Other expense by function	0	0	0
Total expenses	6,687,246	7,396,865	7,766,051
Personnel expenses
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	23,567,600	20,201,501	19,960,871
Distribution costs	32,645,310	34,656,241	32,183,903
Administrative expenses	19,846,352	19,769,974	23,652,010
Other expense by function	0	0	0
Total expenses	76,059,262	74,627,716	75,796,784
Other Expenses
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	1,458,777	1,491,719	903,406
Distribution costs	109,449,460	114,886,255	107,098,022
Administrative expenses	10,326,170	10,771,771	7,084,530
Other expense by function	3,037,270	2,067,273	2,897,513
Total expenses	$ 124,271,677	$ 129,217,018	$ 117,983,471